Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Intangible assets

Note 8 - Intangible assets

	Trademarks,
	patents
	and other
	intellectual
(in thousands)	property(1)	Software	Total
Cost

Balance as of January 1, 2016	50,452	23,101	73,553
Additions	50	1,932	1,982
Disposals	—	(2,133)	(2,133)
Impairment of other intangible assets	(3,478)	(50)	(3,528)
Effect of changes in exchange rates	(809)	(101)	(910)
Balance as of December 31, 2016	46,215	22,749	68,964
Additions	72	2,221	2,293
Disposals	—	(1,496)	(1,496)
Effect of changes in exchange rates	1,472	585	2,057
Balance as of December 31, 2017	47,759	24,059	71,818

Accumulated amortization

Balance as of January 1, 2016	19,456	12,002	31,458
Amortization for the year	527	2,912	3,439
Disposals	—	(1,740)	(1,740)
Impairment of other intangible assets	(1,659)	(39)	(1,698)
Effect of changes in exchange rates	29	(106)	(77)
Balance as of December 31, 2016	18,353	13,029	31,382
Amortization for the year	295	2,657	2,952
Disposals	—	(1,478)	(1,478)
Effect of changes in exchange rates	76	521	597
Balance as of December 31, 2017	18,724	14,729	33,453

Carrying amounts
As of January 1, 2016	30,996	11,099	42,095
As of December 31, 2016	27,862	9,720	37,582
As of December 31, 2017	29,035	9,330	38,365

(1)	Other intellectual property includes mainly goodwill, customer relations and technology.

Amortization of intangible assets is charged to the departments which utilize the relevant assets (i.e., cost of revenues, sales and marketing expenses or general and administrative expenses).

A.	Intangible assets with indefinite useful life

Other than goodwill, the Group has intangible assets with indefinite useful life. Indefinite-lived intangible assets are comprised of trademarks in the amount of $15 million (2016: $15 million) for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These are considered to have an indefinite life given the strength and durability of the Group’s brands and the level of marketing support.

B.	Impairment of Goodwill

For the purpose of impairment testing, goodwill is allocated to the Group’s operating divisions which represent the lowest level within the Group at which goodwill is monitored for internal management purposes, which is not higher than the operating segments, before the aggregation of segments, reported in Note 6 regarding operating segments.

C.	Impairment of other intangible assets

During 2016, the Company recorded an impairment of $1.8 million in regard to other intellectual property originated from an acquisition of a subsidiary.